Digital Currencies (Narrative) (Details) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Disclosure of Digital Currencies [Abstract]
Number of Bitcoin mined	340	801	789	1,635
Proceeds from sale of digital currencies	$ 14.1	$ 28.2	$ 29.6	$ 61.7
Cost of digital currency sold	14.3	30.5	31.0	64.5
Loss on sale of digital currencies	0.2	2.3	1.4	2.8
Gain (loss) accumulated other comprehensive income	$ 4.8	$ 4.3	$ (15.9)	$ 0.1